SHARE-BASED COMPENSATION - Summary of Share-Based Payment Award, Equity Instruments Other Than Options, Valuation Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	67.00%	69.00%	67.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term, in years	4 years 6 months 25 days	4 years 6 months 25 days	4 years 7 months 2 days
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 1.2
Expected volatility	86.61%
Risk-free interest rate	3.69%
Expected dividend yield	0.00%
Performance Share Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term, in years	2 years 8 months 1 day
Performance Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term, in years	2 years 11 months 23 days